Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Schedule of Property and Equipment, Net [Line Items]
Subtotal	$ 9,750,445	$ 9,960,736
Less: accumulated depreciation	(6,050,480)	(5,710,098)
Property, plant and equipment, net	$ 3,699,965	4,250,638
Buildings [Member]
Schedule of Property and Equipment, Net [Line Items]
Useful life	20 years
Subtotal	$ 7,304,936	7,492,360
Machinery and equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Subtotal	$ 73,703	77,932
Machinery and equipment [Member] | Minimum [Member]
Schedule of Property and Equipment, Net [Line Items]
Useful life	5 years
Machinery and equipment [Member] | Maximum [Member]
Schedule of Property and Equipment, Net [Line Items]
Useful life	10 years
Automobiles [Member]
Schedule of Property and Equipment, Net [Line Items]
Subtotal	$ 1,896,976	1,912,525
Automobiles [Member] | Minimum [Member]
Schedule of Property and Equipment, Net [Line Items]
Useful life	3 years
Automobiles [Member] | Maximum [Member]
Schedule of Property and Equipment, Net [Line Items]
Useful life	5 years
Office and electric equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Subtotal	$ 474,830	$ 477,919
Office and electric equipment [Member] | Minimum [Member]
Schedule of Property and Equipment, Net [Line Items]
Useful life	3 years
Office and electric equipment [Member] | Maximum [Member]
Schedule of Property and Equipment, Net [Line Items]
Useful life	5 years